Prospectus Supplement

April 16, 2007

Morgan Stanley Institutional Fund Trust

Supplement dated April 16, 2007 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2007 of:

Core Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

Investment Grade Fixed Income Portfolio

Long Duration Fixed Income Portfolio

The first and second paragraphs of the section of the Prospectus titled “Fund Management – Portfolio Management – Core Fixed Income Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Steven K. Kreider, each a Managing Directors of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in January 2001. Mr. Kreider has been associated with the Adviser in an investment management capacity since February 1988 and began managing the Portfolio in March 2007.

The first and second paragraphs of the section of the Prospectus titled “Fund Management – Portfolio Management – High Yield Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Steven K. Kreider, a Managing Director of the Adviser, and Gerhardt P. Herbert, an Executive Director of the Adviser.

Mr. Kreider has been associated with the Adviser in an investment management capacity February 1988 and began managing the Portfolio in March 2007. Mr. Herbert has been associated with the Adviser in an investment management capacity since August 1994 and began managing the Portfolio in December 2005.

The first and second paragraphs of the section of the Prospectus titled “Fund Management – Portfolio Management – Intermediate Duration Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Steven K. Kreider, each a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in April 2002. Mr. Kreider has been associated with the Adviser in an investment management capacity since February 1988 and began managing the Portfolio in March 2007.

The first and second paragraphs of the section of the Prospectus titled “Fund Management – Portfolio Management – Investment Grade Fixed Income Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Steven K. Kreider, each a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio in November 2001. Mr. Kreider has been associated with the Adviser in an investment management capacity since February 1988 and began managing the Portfolio in March 2007.

The first and second paragraphs of the section of the Prospectus titled “Fund Management – Portfolio Management – Long Duration Fixed Income Portfolio” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Steven K. Kreider, each a Managing Director of the Adviser.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since February 1998 and began managing the Portfolio at its inception in July 2006. Mr. Kreider has been associated with the Adviser in an investment management capacity since February 1988 and began managing the Portfolio in March 2007.

Please retain this supplement for future reference.

IFTFISPT

Statement of Additional Information Supplement

April 16, 2007

Morgan Stanley Institutional Fund Trust

Supplement dated April 16, 2007 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2007

With respect to the Core Fixed Income Portfolio, the Investment Grade Fixed Income Portfolio and the Intermediate Duration Portfolio the first and second paragraphs of the section of the Statement of Additional Information entitled “Investment Adviser—Portfolio Managers—Portfolio Manager Compensation Structure—Core Fixed Income Portfolio, Investment Grade Fixed Income Portfolio, Intermediate Duration Portfolio” are hereby deleted and replaced with the following :

Other Accounts Managed by the Portfolio Managers. As of September 30, 2006: W. David Armstrong managed 15 mutual funds with a total of approximately $6.5 billion in assets; no pooled investment vehicles other than mutual funds; and six other accounts with a total of approximately $504.4 million in assets. As of March 15, 2007, Steven K. Kreider managed twenty-four registered investment companies with a total of approximately $29.7 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Securities Ownership of Portfolio Managers. As of September 30, 2006, W. David Armstrong did not beneficially own any shares of the Core Fixed Income Portfolio, the Investment Grade Fixed Income Portfolio or the Intermediate Duration Portfolio. As of March 15, 2007, Steven K. Kreider did not beneficially own any shares of the Core Fixed Income Portfolio, the Investment Grade Fixed Income Portfolio or the Intermediate Duration Portfolio.

With respect to the High Yield Portfolio the first and second paragraphs of the section of the Statement of Additional Information entitled “Investment Adviser—Portfolio Managers—Portfolio Manager Compensation Structure—High Yield Portfolio” are hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of September 30, 2006: Gerhardt P. Herbert managed seven mutual funds with a total of approximately $19.7 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts. As of March 15, 2007, Steven K. Kreider managed twenty-four registered investment companies with a total of approximately $29.7 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Securities Ownership of Portfolio Managers. As of September 30, 2006, Gerhardt P. Herbert did not beneficially own any shares of the Portfolio. As of March 15, 2007, Steven Kreider did not beneficially own any shares of the Portfolio.

Please retain this supplement for future reference.